UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: March 31, 2008"
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"

"John W. Moon New York, NY 5/14/09"

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 23

"Form 13F Information Table Value Total: $94,731"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

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FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
CEMEX SA DE CV	SPON ADR NEW	151290889	 219 			" 35,000 "	DEFINED	"1,2"	" 35,000 "
CIENA CORP	COM NEW	171779309	 474 			" 60,919 "	DEFINED	"1,2"	" 60,919 "
COOPER TIRE & RUBBER	COM	216831107	" 4,829 "			" 1,195,300 "	DEFINED	"1,2"	" 1,195,300 "
COPA HOLDINGS SA	CL A	P31076105	" 7,305 "			" 254,798 "	DEFINED	"1,2"	" 254,798 "
DELL INC	COM	24702R101	" 14,034 "			" 1,480,400 "	DEFINED	"1,2"	" 1,480,400 "
GRAVITY CO LTD	SP ADR	38911N107	" 1,248 "			" 1,943,864 "	DEFINED	"1,2"	" 1,943,864 "
ICICI BANK LTD	ADR	45104G104	" 1,531 "			" 115,198 "	DEFINED	"1,2"	" 115,198 "
JA SOLAR HOLDINGS CO	SPON ADR	466090107	 843 			" 250,000 "	DEFINED	"1,2"	" 250,000 "
JOHNSON CONTROLS INC	COM	478366107	" 12,879 "			" 1,073,214 "	DEFINED	"1,2"	" 1,073,214 "
MARVELL TECHNOLOGY	ORD	G5876H105	 923 			" 100,800 "	DEFINED	"1,2"	" 100,800 "
MICROCHIP TECHNOLOGY	COM	595017104	 848 			" 40,000 "	DEFINED	"1,2"	" 40,000 "
MICRON TECHNOLOGY IN	COM	595112103	" 7,309 "			" 1,800,127 "	DEFINED	"1,2"	" 1,800,127 "
MOBILE TELESYSTEMS	SPON ADR	607409109	 450 			" 15,026 "	DEFINED	"1,2"	" 15,026 "
NII HOLDINGS INC	CL B NEW	62913F201	" 1,532 "			" 102,100 "	DEFINED	"1,2"	" 102,100 "
S&P 500 INDEX	UNIT SER 1	78462F103	" 9,404 "			" 118,262 "	DEFINED	"1,2"	" 118,262 "
S&P 500 INDEX	PUT	78462F953	" 1,225 "		PUT	" 15,400 "	DEFINED	"1,2"	" 15,400 "
SEAGATE TECH	SHS	G7945J104	" 1,202 "			" 200,000 "	DEFINED	"1,2"	" 200,000 "
SPDR GOLD TRUST	GOLD SHS	78463V107	" 19,665 "			" 217,822 "	DEFINED	"1,2"	" 217,822 "
SYNAPTICS INC	COM	87157D109	" 1,097 "			" 41,000 "	DEFINED	"1,2"	" 41,000 "
TAM TRANSPORT AEREOS	SP ADR REP PFD	87484D103	" 5,298 "			" 963,245 "	DEFINED	"1,2"	" 963,245 "
TURKCELL ILETISIM HI	SPON ADR NEW	900111204	 615 			" 50,000 "	DEFINED	"1,2"	" 50,000 "
VISIONCHINA - ADR	SPON ADR	92833U103	 600 			" 93,042 "	DEFINED	"1,2"	" 93,042 "
YINGLI GREEN ENERGY	ADR	98584B103	" 1,204 "			" 200,000 "	DEFINED	"1,2"	" 200,000 "



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